PROSPECTUS

                              BISHOP STREET FUNDS
                              INVESTMENT ADVISER:
                              FIRST HAWAIIAN BANK

BISHOP STREET FUNDS (the "Trust") is a no-load mutual fund that seeks to provide a convenient means of investing in one or more professionally managed portfolios of securities. The prospectus relates to the following Funds (each a "Fund"):

                      BISHOP STREET HIGH GRADE INCOME FUND
                    BISHOP STREET HAWAII MUNICIPAL BOND FUND
                           BISHOP STREET EQUITY FUND
                        BISHOP STREET MONEY MARKET FUND
                    BISHOP STREET TREASURY MONEY MARKET FUND

SHARES OF THE FUNDS ARE OFFERED TO INDIVIDUALS AND AGENCY, FIDUCIARY, CUSTODIAL AND ADVISORY CLIENTS AND CASH SWEEP CUSTOMERS OF FIRST HAWAIIAN BANK. FIRST HAWAIIAN BANK, THE FUNDS' INVESTMENT ADVISER, IS AN AFFILIATE OF FIRST HAWAIIAN, INC.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST HAWAIIAN BANK OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely the basic information about the Funds and the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 30, 1997 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-262-9565. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

APRIL 30, 1997

2

                                    SUMMARY

BISHOP STREET FUNDS (the "Trust") is an open-end management investment company which provides a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Funds.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF EACH FUND? The High Grade Income Fund seeks high total return consistent with prudent investment risk by investing primarily in high grade U.S. dollar-denominated bonds and debentures issued by U.S. and foreign corporations. The Hawaii Municipal Bond Fund seeks to provide high current income that is exempt from Federal and State of Hawaii income taxes by investing primarily in bonds and notes issued by the State of Hawaii, its agencies, instrumentalities and political sub-divisions ("Hawaii Municipal Securities"). The Equity Fund seeks long-term growth of capital with a secondary goal of current income by investing primarily in common stocks of domestic issuers and U.S. dollar denominated equity securities of foreign issuers. The Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing in U.S. dollar-denominated, high quality short-term debt securities. The Treasury Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that any Fund will meet its investment objective. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? The High Grade Income Fund, Hawaii Municipal Bond Fund and Equity Fund shares will fluctuate in value with changes in the prices of their underlying portfolio securities. Values of fixed income securities and, correspondingly, share prices of Funds invested in such securities tend to vary inversely with interest rates and may be affected by other market and economic factors as well. Common stocks in which the Equity Fund invests may be more volatile and may fluctuate in value more than other types of investments. The Hawaii Municipal Bond Fund is a non-diversified portfolio that invests primarily in Hawaii Municipal Securities. Therefore, the value of its shares may be especially affected by factors pertaining to the Hawaiian economy and other factors specially affecting the ability of issuers of Hawaii Municipal Securities to meet their obligations. There are other risks involved in the ownership of a mutual fund. The Money Market and Treasury Money Market Funds seek to maintain a net asset value of $1.00 per share, but there can be no assurance that each Fund will be able to do so on a continuous basis. There are other risks involved in the ownership of money market mutual funds. See "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? First Hawaiian Bank serves as the Adviser of the Funds. Wellington Management Company, LLP serves as the Sub-Adviser of the Money Market and Treasury Money Market Funds. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the Administrator and shareholder servicing agent of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW DO I PURCHASE, EXCHANGE OR REDEEM SHARES? Purchases, exchanges or redemptions of shares may be made on any day on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days") except for Hawaii state banking holidays. A purchase, exchange or redemption order will be executed at a per share price equal to the net asset value per share next determined after the receipt of the purchase, exchange or redemption order. Orders must be placed prior to 4:00 p.m., Eastern Time, on any

3

Business Day for the order to be effective that day for the High Grade Income, Hawaii Municipal Bond and Equity Funds. Orders for the Money Market and Treasury Money Market Funds must be placed prior to 1:00 p.m., Eastern Time, on any Business Day for the order to be effective that day. Financial institutions may impose an earlier cut-off time for receipt of orders directed through them. The minimum initial investment is $1,000 ($500 for IRAs and $500 for officers, directors, or employees of First Hawaiian Bank and its affiliates). Subsequent purchases of shares must be at least $100. Net asset value is determined as of 4:00 p.m., Eastern Time, on each Business Day for the High Grade Income, Hawaii Municipal Bond and Equity Funds. Net asset value for the Money Market and Treasury Money Market Funds is determined as of 1:00 p.m., Eastern Time, on each Business Day. See "Purchase of Shares," "Exchange of Shares," and "Redemption of Shares."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the High Grade Income Fund, Hawaii Municipal Bond Fund and the Equity Fund is distributed in the form of periodic dividends. Substantially all of the net investment income (exclusive of capital gains) of the Money Market and Treasury Money Market Funds is declared daily and distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

4

                                EXPENSE SUMMARY

                                                                          HAWAII
                                                                         MUNICIPAL   HIGH GRADE
                                                                           BOND        INCOME     EQUITY
SHAREHOLDER TRANSACTION EXPENSES                                           FUND         FUND       FUND
----------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).................................     None         None       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).................................     None         None       None
Maximum Contingent Deferred Sales Charge..............................     None         None       None
Exchange Fee..........................................................     None         None       None
Wire Redemption Fee...................................................      $15         $15         $15

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)..................................     .05%         .33%       .53%
Other Expenses (after expense reimbursements)(2)......................     .36%         .47%       .47%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers and reimbursements)(3)....     .41%         .80%       1.00%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

(1) These amounts for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. The Adviser and the Administrator have agreed to waive a portion of their fee, and reserve the right to terminate their waivers at any time in their sole discretion. Absent such fee waivers, advisory fees would be .55% for the High Grade Income Fund, .35% for the Hawaii Municipal Bond Fund, and .74% for the Equity Fund.

(2) These amounts represent estimates for the current fiscal year for the High Grade Income and Equity Funds. The Adviser has agreed on a voluntary basis to reimburse expenses so that the total operating expenses of the Hawaii Municipal Bond Fund will be maintained at .41%. Absent expense reimbursements, Other Expenses for Hawaii Municipal Bond Fund would be .41%. Amounts reimbursed by the Adviser may result in taxable income for shareholders of that Fund.

(3) These amounts for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. Absent the Adviser's and the Administrator's fee waivers and expense reimbursements, total operating expenses would be 1.01% for the Hawaii Municipal Bond Fund, 1.25% for the High Grade Income Fund and 1.44% for the Equity Fund.

EXAMPLE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                1 YR.       3 YRS.       5 YRS.       10 YRS.
-------------------------------------------------------------------------------------------------------------------------------
An investor in a fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual return (2) redemption at the end of each time period:
  Hawaii Municipal Bond Fund...............................................   $       4    $      13    $      23    $      52
  High Grade Income Fund...................................................           8           26          N/A          N/A
  Equity Fund..............................................................          10           32          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. A person who purchases shares through a First Hawaiian Bank agency, custodial, fiduciary or advisory account will pay a separate fee for those services. See "Purchase of Shares."

5

                                                                                                 TREASURY
                                                                                    MONEY         MONEY
SHAREHOLDER TRANSACTION EXPENSES                                                 MARKET FUND   MARKET FUND
-----------------------------------------------------------------------------------------------------------
Exchange Fee...................................................................      None          None
Wire Redemption Fee............................................................      None          None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)...........................................      .16%          .08%
Other Expenses(2)..............................................................      .34%          .36%
-----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(3)................................      .50%          .44%
-----------------------------------------------------------------------------------------------------------

(1) The Adviser and the Administrator have agreed to waive a portion of their fees, and these numbers have been restated to reflect reductions in fee waiver arrangements effective in the current fiscal year. The Adviser and the Administrator reserve the right to terminate the waiver at any time in their sole discretion. Absent fee waivers, advisory fees would be .30% for the Fund.

(2) These amounts represent estimates (after fee waivers) for the Treasury Money Market Fund for the current fiscal year.

(3) These numbers have been restated to reflect reductions in fee waiver arrangements effective in the current fiscal year for the Money Market Fund. Absent the Adviser's and the Adminstrator's fee waivers, total operating expenses would be .87% for the Money Market Fund and .89% for the Treasury Money Market Fund.

EXAMPLE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                1 YR.       3 YRS.       5 YRS.       10 YRS.
-------------------------------------------------------------------------------------------------------------------------------
An investor in a fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:
  Money Market Fund........................................................   $       5    $      16    $      28    $      63
  Treasury Money Market Fund...............................................           5           14          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. A person who purchases shares through a First Hawaiian Bank agency, fiduciary, custodial or advisory account will pay a separate fee for those services. See "Purchase of Shares."

6

FINANCIAL HIGHLIGHTS

The following information, which reflects the performance of Institutional Class A Shares, has been audited by Coopers & Lybrand L.L.P., the Trust's independent accountants, as indicated in their report dated February 18, 1997 on the Trust's financial statements as of December 31, 1996 incorporated by reference in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and notes thereto. Additional information is set forth in the 1996 Annual Report to Shareholders and is available without charge by calling 1-800-262-9565. As of January 31, 1997, the Equity and High Grade Income Funds had commenced operations.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                              INVESTMENT ACTIVITIES
                                             ------------------------
                                                              NET
                                                           REALIZED
                                                              AND           DISTRIBUTIONS         NET
                                 NET ASSET                UNREALIZED    ----------------------   ASSET
                                  VALUE,        NET       GAIN (LOSS)       NET                  VALUE,
                                 BEGINNING   INVESTMENT       ON        INVESTMENT     CAPITAL   END OF
                                 OF PERIOD     INCOME     INVESTMENTS     INCOME        GAINS    PERIOD   TOTAL RETURN
                                 ---------   ----------   -----------   -----------    -------   ------   ------------

HAWAII MUNICIPAL BOND FUND

1996                                10.47        0.55         (0.12  )          (0.55)   (0.01)    10.34        4.21%
1995(1)                             10.00        0.45          0.47             (0.45)     --      10.47       10.91%*

                                                                                          RATIO OF NET
                                                            RATIO OF                       INVESTMENT
                                                          EXPENSES TO                       INCOME TO
                                                          AVERAGE NET                      AVERAGE NET
                                   NET                       ASSETS       RATIO OF NET       ASSETS
                                 ASSETS,    RATIO OF       EXCLUDING       INVESTMENT     EXCLUDING FEE
                                 END OF    EXPENSES TO    FEE WAIVERS      INCOME TO       WAIVERS AND     PORTFOLIO
                                 PERIOD    AVERAGE NET     AND REIM-      AVERAGE NET         REIM-        TURNOVER
                                  (000)      ASSETS        BURSEMENTS        ASSETS        BURSEMENTS        RATE
                                 -------   -----------    ------------    ------------    -------------    ---------
HAWAII MUNICIPAL BOND FUND
1996                             $15,408          0.21%          0.85%           5.33%            4.68%          27%
1995(1)                          $ 9,411          0.27%*         1.10%*          5.24%*           4.40%*         68%

Amounts Designated as "--" are either $0 or have been rounded to $0.

 *  Annualized

**  Total return does not reflect the sales charge.

(1) Commenced operations on February 15, 1995.

7

FINANCIAL HIGHLIGHTS

The following information, which reflects the performance of Institutional Class A Shares, has been audited by Coopers & Lybrand L.L.P., the Trust's independent accountants, as indicated in their report dated February 18, 1997 on the Trust's financial statements as of December 31, 1996 incorporated by reference in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and notes thereto. Additional information is set forth in the 1996 Annual Report to Shareholders and is available without charge by calling 1-800-262-9565.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               INVESTMENT ACTIVITIES
                                             -------------------------
                                                          NET REALIZED
                                                              AND            DISTRIBUTIONS
                                 NET ASSET                 UNREALIZED   ------------------------
                                  VALUE,         NET      GAIN (LOSS)       NET                   NET ASSET
                                 BEGINNING   INVESTMENT        ON       INVESTMENT     CAPITAL    VALUE, END      TOTAL
                                 OF PERIOD     INCOME     INVESTMENTS     INCOME        GAINS     OF PERIOD      RETURN
                                -----------  -----------  ------------  -----------  -----------  ----------   -----------

MONEY MARKET FUND

1996                                   1.00         0.05         --            (0.05)        --           1.00         5.12%
1995(1)                                1.00         0.05         --            (0.05)        --           1.00         5.67%*

                                                                                           RATIO OF NET
                                                              RATIO OF                      INVESTMENT
                                                             EXPENSES TO                    INCOME TO
                                                             AVERAGE NET     RATIO OF      AVERAGE NET
                                    NET                        ASSETS           NET           ASSETS
                                  ASSETS,       RATIO OF      EXCLUDING     INVESTMENT      EXCLUDING
                                   END OF       EXPENSES     FEE WAIVERS     INCOME TO     FEE WAIVERS      PORTFOLIO
                                   PERIOD      TO AVERAGE     AND REIM-     AVERAGE NET     AND REIM-       TURNOVER
                                   (000)       NET ASSETS    BURSEMENTS       ASSETS        BURSEMENTS        RATE
                                 ----------    ----------    -----------    -----------    ------------    -----------
MONEY MARKET FUND
1996                             $  274,125            0.49%         0.60%          5.01%          4.90%          --
1995(1)                          $  305,120            0.50%*         0.66%*         5.50%*         5.34%*        --

Amounts Designated as "--" are either $0 or have been rounded to $0.

 *  Annualized

(1) Commenced operations on January 30, 1995.

8

FINANCIAL HIGHLIGHTS

The following information, which reflects the performance of Institutional Class A Shares, has been audited by Coopers & Lybrand L.L.P., the Trust's independent accountants, as indicated in their report dated February 18, 1997 on the Trust's financial statements as of December 31, 1996 incorporated by reference in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and notes thereto. Additional information is set forth in the 1996 Annual Report to Shareholders and is available without charge by calling 1-800-262-9565.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               INVESTMENT ACTIVITIES
                                             -------------------------
                                                          NET REALIZED
                                                              AND            DISTRIBUTIONS
                                 NET ASSET                 UNREALIZED   ------------------------
                                  VALUE,         NET      GAIN (LOSS)       NET                   NET ASSET
                                 BEGINNING   INVESTMENT        ON       INVESTMENT     CAPITAL    VALUE, END     TOTAL
                                 OF PERIOD     INCOME     INVESTMENTS     INCOME        GAINS     OF PERIOD     RETURN
                                -----------  -----------  ------------  -----------  -----------  ----------  -----------

BISHOP STREET TREASURY MONEY
  MARKET FUND

1996(1)                                 1.00         0.03        --            (0.03)        --           1.00         5.08%*

                                                                                      RATIO OF NET
                                                           RATIO OF                    INVESTMENT
                                                          EXPENSES TO                  INCOME TO
                                                          AVERAGE NET    RATIO OF     AVERAGE NET
                                   NET                      ASSETS          NET          ASSETS
                                 ASSETS,      RATIO OF     EXCLUDING    INVESTMENT     EXCLUDING
                                  END OF      EXPENSES    FEE WAIVERS    INCOME TO    FEE WAIVERS     PORTFOLIO
                                  PERIOD     TO AVERAGE    AND REIM-    AVERAGE NET    AND REIM-      TURNOVER
                                  (000)      NET ASSETS   BURSEMENTS      ASSETS       BURSEMENTS       RATE
                                ----------   ----------   -----------   -----------   ------------   -----------
BISHOP STREET TREASURY MONEY
  MARKET FUND
1996(1)                         $  180,201        0.42%        0.65%         4.96%         4.74%            --

Amounts Designated as "--" are either $0 or have been rounded to $0.

 *  Annualized

(1) The Fund commenced operations on May 1, 1996.

9

THE TRUST

BISHOP STREET FUNDS (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds. Each share of each Fund represents an undivided, proportionate interest in the Fund. This Prospectus offers shares of the Trust's High Grade Income Fund, Hawaii Municipal Bond Fund, Equity Fund, Money Market Fund and Treasury Money Market Fund (the "Funds").

INVESTMENT OBJECTIVES AND POLICIES

Each Fund has its own investment objective and policies. There can be no assurance that the investment objective of a Fund will be met.

HIGH GRADE INCOME FUND

The investment objective of this Fund is to provide high total return consistent with prudent investment risk.

The Fund invests primarily (at least 65% of its assets under normal conditions) in high grade U.S. dollar-denominated bonds and debentures issued by U.S. and foreign corporations and governments (i.e. those that are rated at the time of purchase AA or better by Standard & Poor's Corporation ("S&P") or Aa by Moody's Investors Service ("Moody's")). (Each of S&P and Moody's and certain other ratings agencies are hereinafter referred to as a Nationally Recognized Statistical Rating Organizations, or "NRSROs"). The Fund will maintain an average weighted remaining maturity of between five and twelve years under normal circumstances.

Any remaining assets may consist of: (i) obligations of the U.S. Treasury; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government; (iii) mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), mortgage-backed securities issued by other government agencies and privately issued mortgage-backed securities rated at least A by an NRSRO, including CMOs, REMICs and ARMs; (iv) repurchase agreements involving any of the foregoing obligations;
(v) obligations issued by supranational entities; (vi) asset-backed securities rated at least A by an NRSRO; (vii) commercial paper rated at least P-2 or A-2 by an NRSRO; (viii) certificates of deposit, time deposits, notes, bankers' acceptances and loan participations of U.S. and foreign banks that are rated in the top two short-term rating categories by two or more NRSROs or that are of comparable quality; (ix) receipts; and (x) shares of money market investment companies investing in any of the foregoing obligations.

The Fund may invest up to 5% of its total assets in fixed income securities rated as low as Baa by Moody's or BBB by S&P. Such securities possess some speculative characteristics. The Fund intends to dispose of a security if its rating after purchase declines below Baa or BBB.

The Fund may also invest in floating or variable rate obligations and zero coupon securities, and may purchase securities on a "when-issued" basis.

HAWAII MUNICIPAL BOND FUND

The investment objective of this Fund is to provide high current income that is exempt from regular Federal and State of Hawaii income taxes.

The Fund invests at least 80% of its assets in bonds and notes issued by states, territories, and possessions of the U.S. and their agencies, authorities, instrumentalities and political subdivisions, that are rated AAA, AA, A or BBB by S&P, Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Fitch Investors Service ("Fitch"), and which pay interest that is not subject to regular Federal income tax ("Municipal Securities"). This is a fundamental policy of the Fund. Under normal circumstances, the Fund invests at least 65% of its assets in Municipal Securities issued by the State of Hawaii, its agencies, instrumentalities, and political sub-divisions, the income on which is exempt from State of Hawaii personal income taxes ("Hawaii Municipal Securities"). There is no restriction on the percentage of the Fund's assets that may be invested in obligations the interest income from which is treated as a preference item for individuals for purposes of the federal alternative minimum tax.

10

The Fund may invest up to 20% of its assets in taxable securities, and may purchase unrated securities that at the time of purchase are of comparable quality to rated securities that the Fund may purchase as determined by the Adviser. The Fund may purchase shares of other investment companies and may purchase securities on a "when-issued" basis.

The Fund has no restrictions on the maturity of securities in which it may invest. Accordingly, the Fund will invest in Municipal Securities of which the maturities, in the judgment of the Adviser, will provide a high level of current income consistent with prudent investment, with consideration given to market conditions.

EQUITY FUND

The investment objective of this Fund is to produce long-term growth of capital, with a secondary goal of current income.

Under normal circumstances, the Fund invests primarily (at least 65% of its total assets) in common stocks of domestic issuers that are traded on a national securities exchange or on NASDAQ, and U.S. dollar-denominated equity securities of foreign issuers (including ADRs). The Fund may also purchase warrants and rights to purchase common stocks, debt securities convertible into common stocks and preferred stocks convertible into common stocks, and may acquire ADRs and shares of open-end and closed-end investment companies. The Fund may enter into repurchase agreements.

The Fund will invest in a diversified portfolio of common stocks and securities convertible into common stocks of U.S. companies that have the potential for capital appreciation. Market capitalizations of issues selected will be primarily in excess of $500 million. Selections of issues for inclusion in the portfolio will be based on top down/ bottom up evaluation, including fundamental factors affecting growth such as industry position, management qualifications and historical earnings. Industry sector rotation will occur based on an assessment of the economic cycle.

MONEY MARKET FUND

The investment objective of this Fund is to preserve principal and maintain a high degree of liquidity while providing current income.

The Fund intends to comply with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. The Fund intends to use its best efforts to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the Fund will be able to do so on a continuing basis.

The Fund invests in the following U.S. dollar-denominated, high quality debt obligations with remaining maturities of 397 days or less: (i) commercial paper rated in the highest short-term ratings categories of a nationally recognized statistical rating organization ("NRSRO"), or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, notes and bankers' acceptances) of U.S. savings and loan and thrift institutions and U.S. commercial banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $500 million or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations with a remaining term of not more than one year of issuers with commercial paper of comparable priority and security meeting the above ratings; (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government, including STRIPS; (v) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined to be of comparable quality by the Sub-Adviser; (vi) receipts; and
(vii) repurchase agreements involving any of the foregoing obligations.

11

The Fund may invest in floating or variable rate obligations, and may purchase securities on a "when-issued" basis.

TREASURY MONEY MARKET FUND

The investment objective of this Fund is to preserve principal value and maintain a high degree of liquidity while providing current income.

Under normal conditions the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements involving such obligations.

The Fund intends to comply with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. The Fund intends to use its best efforts to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the Fund will be able to do so on a continuing basis.

GENERAL INVESTMENT POLICIES

The High Grade Income Fund and Equity Fund are diversified funds. The Hawaii Municipal Bond Fund is a non-diversified fund. It will comply, however, with the diversification requirements of Sub-Chapter M of the Internal Revenue Code (See "Taxes").

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant, the High Grade Income Fund, Hawaii Municipal Bond Fund and Equity Fund each may invest up to 100% of its assets in taxable money market instruments consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, and commercial paper rated at least A-1 by S&P, P-1 by Moody's, or Fitch-1 by Fitch. Each Fund also may hold a portion of its assets in cash. Each Fund will not be pursuing its investment objective to the extent that a substantial portion of its assets is invested in cash or money market securities.

The High Grade Income, Hawaii Municipal Bond and Equity Funds each may lend up to 33 1/3% of its total assets to investors for the purpose of realizing additional income. Each such Fund may also borrow money in amounts up to 33 1/3% of its net assets. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

A Fund's purchase of investment company securities will result in the layering of expenses. Generally, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired company having an aggregate value of 5% of the value of the total assets of the Fund, or (3) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

RISK FACTORS

The market value of a Fund's fixed income investments (I.E. bonds) will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods with rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

Under normal market conditions, the Hawaii Municipal Bond Fund will be predominantly invested in Hawaii Municipal Securities and, therefore, the value of its shares may be especially affected by factors pertaining to the Hawaiian economy and other factors specifically affecting the ability of issuers of Hawaii Municipal Securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of the shares of a portfolio investing in securities relating to a number of different states. The ability of state, county and local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other

12

revenues available to governmental issuers of Hawaii Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. Further, payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in the state. Moreover, the Fund is classified as "non-diversified" because it may invest in obligations of a relatively limited number of issuers.

Under normal market conditions, it is estimated that the annual portfolio turnover rate for the High Grade Income Fund will not exceed 200%, and the turnover rate for the Equity Fund will not exceed 150%. Such turnover rates, if achieved, will lead to higher transaction costs and possible tax consequences.

INVESTMENT LIMITATIONS

The High Grade Income Fund and Equity Fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements involving such securities) if, with respect to 75% of each Fund's assets, more than 5% of total assets of the Fund would be invested in the securities of such issuer. The Money Market and Treasury Money Market Funds may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements involving such securities) if, as a result more than 5% of total assets of the Fund would be invested in the securities of such issuer; provided, however, that the Money Market Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7.

No Fund may purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities and with respect to the Treasury Money Market and Money Market Funds, domestic banks. The Hawaii Municipal Bond Fund may not invest more than 25% of its assets in securities issued or backed by non-governmental users that are members of the same industry.

The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

FUNDAMENTAL POLICIES

Each Fund's investment objective and the foregoing investment limitations are fundamental policies. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

THE ADVISER

First Hawaiian Bank, 999 Bishop Street, 3rd floor, Honolulu, HI 96813, (the "Adviser") acts as the investment adviser for the Funds. The Adviser makes investment decisions for the assets of each Fund, and continuously reviews, supervises and administers each Fund's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

The Adviser is a wholly-owned subsidiary of First Hawaiian, Inc. The Adviser and its corporate predecessors have provided trust and asset management services in Hawaii for over 70 years. As of December 31, 1996, the Trust and Investment Divisions of the Adviser had assets under management of approximately $7.9 billion.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the High Grade Income Fund's average daily net assets,
 .35% of the Hawaii Municipal Bond Fund's

13

average daily net assets, .74% of the Equity Fund's average daily net assets,
 .30% of the Money Market Fund's average daily net assets, and .30% of the Treasury Money Market Fund's average daily net assets. The Adviser may from time to time waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time in the Adviser's sole discretion.

For the fiscal year ended December 31, 1996, the Hawaiian Municipal Bond Fund paid no advisory fees. For the fiscal year ended December 31, 1996, the Money Market Fund and the Treasury Money Market Fund paid advisory fees of 27%, and 18%, respectively, of its average daily net assets. As of the fiscal year ended December 31, 1996, the High Grade Income and Equity Funds had not commenced operations.

Louis M. Levitas, an employee of Pacific One Dealer Center ("Dealer Center"), serves as portfolio manager to the Hawaii Municipal Bond Fund pursuant to a Leasing Agreement between the Dealer Center, a subsidiary of First Hawaiian, Inc., and the Adviser. Mr. Levitas has been a municipal bond specialist since 1970. His extensive experience includes working in municipal trading and sales capacities with Bank of America, Salomon Brothers and Lehman Brothers. In 1991, he co-founded and served as consultant to Hawaiian Capital Securities through 1994. In 1992, he established an Investment Management Group for Stone & Youngberg, a municipal specialist firm in San Francisco. In 1995, he joined the Adviser to launch the Hawaii Municipal Bond Fund and manage tax-exempt portfolios.

The day-to-day management of the High Grade Income and Equity Funds' investments is the responsibility of a team of investment professionals. Decisions are made by committee and no person has primary responsibility for making recommendations to the committee.

THE SUB-ADVISER FOR THE MONEY MARKET AND TREASURY MONEY MARKET FUNDS

Wellington Management Company, LLP (the "Sub-Adviser") serves as the investment sub-adviser for the Money Market and Treasury Money Market Funds pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") with the Trust and the Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser manages the investments of the Funds, selects investments, and places all orders for purchases and sales of the Funds' securities, subject to the general supervision of the Trustees of the Trust and the Adviser.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of .075% of the aggregate average daily net assets of the Treasury Money Market Fund and the Money Market Fund up to $500 million, and .020% of the aggregate average daily net assets of the Funds in excess of $500 million.

The Sub-Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of December 31, 1996 Wellington had discretionary management authority with respect to approximately $133.2 billion of assets. The Sub-Adviser and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), a wholly-owned subsidiary of SEI Investments ("SEI"), provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel, and facilities. The Administrator also acts as shareholder servicing agent of the Funds.

14

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Funds. The Administrator may waive its fee in its discretion.

THE TRANSFER AGENT

DST Systems, Inc. ("Transfer Agent"), 1004 Baltimore Street, Kansas City, Missouri 64105, serves as the Transfer Agent and dividend disbursing agent for the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor.

Each Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets of each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

The Funds may execute brokerage or other agency transactions through the Distributor, for which the Distributor receives compensation.

HOW TO PURCHASE SHARES

GENERAL INFORMATION

You may purchase shares of the Funds on any day on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days") except for Hawaii state banking holidays. However, shares of the Funds cannot be purchased by Federal Reserve wire on Federal holidays restricting wire transfers. The minimum initial investment in any Fund is $1,000 ($500 for IRAs and $500 for officers, directors, or employees of First Hawaiian Bank or its affiliates). The Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100.

A purchase order for shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time for the High Grade Income, Hawaii Municipal Bond and Equity Funds and before 1:00 p.m., Eastern time for the Money Market and Treasury Money Market Funds. The purchase price of shares of the Funds is the net asset value next determined after the purchase order is effective. Purchases will be made in full and fractional shares calculated to three decimal places.

The net asset value per share is determined as of 4:00 p.m. for the High Grade Income, Hawaii Municipal Bond and Equity Funds and 1:00 p.m., Eastern time on each Business Day for the Money Market and Treasury Money Market Funds, by dividing the total market value of that Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The Money Market and Treasury Money Market Funds value their portfolio securities using the amortized cost method of valuation, approximating market value. Pursuant to guidelines adopted and monitored by the Trustees of the Trust, each Fund may use a pricing service to provide market quotations or valuations. A pricing service may derive such valuations through the use of a matrix system to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order.

15

Shareholders who own their shares of record and who desire to transfer registration of their shares should contact the Transfer Agent at 1-800-262-9565 for further instructions.

Shares may be purchased through financial institutions, including First Hawaiian Bank, in its capacity as Agent, Fiduciary, Custodian or Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

Investors who are not Customers of financial institutions may purchase shares of the Funds directly from the Transfer Agent by mail, by wire or through broker-dealers that have established a dealer agreement with the Distributor.

HOW TO PURCHASE BY MAIL

You may purchase shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Bishop Street (Fund Name)," to the Transfer Agent at PO Box 419721, Kansas City, Missouri 64141-6721. All purchases made by check should be in U.S. dollars and made payable to the "Bishop Street (Fund Name)." Third party checks, credit card checks and cash will not be accepted. You may purchase more shares at any time by mailing payment also to the Transfer Agent at the above address. Orders placed by mail will be executed on receipt of your payment. If the check does not clear, the purchase will be canceled and you could be liable for any losses or fees incurred.

You may obtain Account Application Forms by calling the Distributor at 1-800-262-9565.

HOW TO PURCHASE BY WIRE

You may purchase shares by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the Transfer Agent and the wire instructions must include your account number. You must call the Transfer Agent at 1-800-262-9565 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day of the wire; provided that the shareholder wires funds to the Transfer Agent prior to 4:00 p.m., Eastern time for the High Grade Income, Hawaii Municipal Bond and Equity Funds and 1:00 p.m., Eastern time for the Money Market and Treasury Money Market Funds. If the Transfer Agent does not receive the wire by 4:00 p.m., Eastern time, for the High Grade Income, Hawaii Municipal Bond and Equity Funds and 1:00 p.m., Eastern time for the Money Market and Treasury Money Market Funds, the order will be executed on the next Business Day.

HOW TO PURCHASE THROUGH AN AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in the Funds through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by contacting the Distributor at 1-800-262-9565 or, for Customers, your financial institution. The AIP is available only for additional investments to an existing account.

16

EXCHANGES OF SHARES

You may exchange shares of any Fund for shares of any other Fund at net asset value.

Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. In order to effect an exchange of shares by telephone, you must elect the telephone exchange option on your Account Application Form. With respect to High Grade Income, Hawaii Municipal Bond and Equity Fund shareholders, if an Exchange Request in good order is received by the Transfer Agent by 4:00 p.m. Eastern time, on any Business Day, the exchange will occur on that day. With respect to Money Market and Treasury Money Market Fund shareholders, if an Exchange Request in good order is received by the Transfer Agent on any Business Day, the exchange will occur that day.

Customers who beneficially own shares held by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $15 charge for wiring redemption proceeds to a shareholder's designated account. Shares may be redeemed by mail, by telephone or through a pre-arranged systematic withdrawal plan. Customers who own shares held by a financial institution should contact their financial institution for information on how to redeem shares, including information on redemptions through a pre-arranged systematic withdrawal plan.

BY MAIL

Shareholders may redeem shares by writing the Transfer Agent at P.O. Box 419721, Kansas City, Missouri 64141-6721. A written request for redemption must be received by the Transfer Agent, in order to constitute a valid redemption request.

If the redemption request exceeds $5,000, or if the request directs the proceeds to be sent or wired to an address different from that of record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for not more than $5,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and
(3) the redemption check is mailed to the shareholder(s) at his or her address of record.

BY TELEPHONE

You may also redeem shares of the Funds by calling the Transfer Agent at 1-800-262-9565. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The proceeds may be mailed to your address or wired to a commercial bank account previously designated on the Account Application. There is no charge for having redemption proceeds mailed, but there is a $15 charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling the Transfer Agent at 1-800-262-9565, who will deduct a wire charge of $15 from the amount of the wire redemption. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

Neither the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to

17

acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstance exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Funds offer a Systematic Withdrawal Plan ("SWP"), which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $10,000 or more for the High Grade Income Fund, Hawaii Municipal Bond Fund, and Equity Fund; and $20,000 or more for the Money Market Fund and the Treasury Money Market Fund. You may elect to receive automatic payments via check or ACH of $50 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain an SWP Application Form by contacting the Distributor at 1-800-262-9565 or, for Customers, by contacting your financial institution.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the Transfer Agent. The Transfer Agent may require that the signature on the written notice be guaranteed.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day for the High Grade Income, Hawaii Municipal Bond and Equity Funds and 1:00 p.m., Eastern time, on each Business Day for the Money Market and Treasury Money Market Funds.

Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value, if, your account in any Fund has a value of less than the minimum initial purchase amount. Accordingly, if you purchase shares of any Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before any Fund exercises its right to redeem such shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least the minimum amount.

PERFORMANCE

From time to time, the High Grade Income, Hawaii Municipal Bond and Equity Funds may advertise yield and total return. The Money Market and Treasury Money Market Funds may, from time to time, advertise their current yield and effective yield. The Hawaii Municipal Bond Fund may also advertise a tax-equivalent yield. These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

The "yield" of a Fund refers to the income generated by a hypothetical investment, net of any sales charge imposed in such Fund over a thirty day period. This income is then "annualized," i.e., the income over thirty days is assumed to be generated over one year and is shown as a percentage of the investment.

18

"Tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of a Fund's yield, assuming certain tax brackets for the shareholder.

The "total return" of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods, assuming that dividend and capital gain distributions have been reinvested.

The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The Funds may periodically compare their performance to that of other mutual funds tracked by mutual funds rating services (such as Lipper Analytical), financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may use long-term performance of these capital market indices to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of the Funds or their Shareholders. In addition, state and local tax consequences of an investment in a Fund may differ from the Federal income tax consequences described below. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other portfolios. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of Federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to Shareholders. Subchapter M also provides that a Fund will not invest more than 5% of its total assets in any one issuer. This limitation applies to 50% of a Fund's total assets.

TAX STATUS OF DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income (including net short-term capital gains) and net capital gains to Shareholders.

19

Dividends from the High Grade Income and Equity Funds' net investment company taxable income are taxable to its Shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Dividends paid by a Fund to corporate Shareholders will qualify for the deduction for dividends received by corporations to the extent attributable to dividends received by the Fund from domestic corporations. A portion of such dividends received may be subject to the alternative minimum tax. Distributions of net capital gains do not qualify for the dividends received deduction and are taxable to Shareholders as long-term capital gains, regardless of how long Shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Hawaii Municipal Bond Fund's assets consist of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a Shareholder's gross income for Federal income tax purposes, but may have certain collateral Federal income tax consequences, including alternative minimum tax consequences. Current Federal income tax law limits the types and volumes of bonds qualifying for the Federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest" dividends.

Because the Treasury Money Market Fund will normally invest exclusively in United States Treasury obligations, its dividends are free from state and local income taxes in the vast majority of states. Potential investors in this Fund should consult their tax advisers with specific reference to their own tax situations.

The Funds will provide annual reports to Shareholders of the Federal income tax status of all distributions.

Distributions of net investment income paid by the Hawaii Municipal Bond Fund are not taxable for purposes of the Hawaii state income tax to the extent that this income is derived from obligations the interest income from which is exempt from taxation in Hawaii. While the Hawaii Municipal Bond Fund intends to invest primarily in obligations which produce interest exempt from regular Federal and Hawaii state income taxes, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund's distributions will be subject to Hawaii income tax.

Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month, will be deemed to have been paid by the Fund and received by the Shareholders on December 31 of the year declared if paid by the Fund at any time during the following January.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax applicable to regulated investment companies.

With respect to investments which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its Shareholders, a Fund may have to sell portfolio securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Sale, exchange or redemption of Fund shares is a taxable transaction to the Shareholder.

20

ADDITIONAL CONSIDERATIONS

The Hawaii Municipal Bond Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisers before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under Declaration of Trust dated May 25, 1994. The Declaration of Trust permits the Trust to offer separate portfolios. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to the liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

The Trustees of the Trust are as follows:

NAME                                   BUSINESS HISTORY
-------------------------  ----------------------------------------
Martin Anderson, Esquire   Attorney--Goodsill, Anderson, Quinn &
                           Stifel

NAME                                   BUSINESS HISTORY
-------------------------  ----------------------------------------

Mr. Philip H. Ching        Vice Chairman--First Hawaiian Bank
                           (through January, 1996)

Honorable Shunichi Kimura  Regent--Universtiy of Hawaii (1995-1996)
                           Judge--State of Hawaii Judiciary
                           (1974-1994)
                           Mayor--County of Hawaii (1968-1974)
                           Chairman and Chief Executive of the
                           County of Hawaii (1964-1968)

Honorable William S.       Trustee--Kamehameha Schools Bishop
  Richardson               Estate (through 1992); Chief
                           Justice--Supreme Court of Hawaii,
                           (through 1983) Lieutenant
                           Governor--State of Hawaii (1962-1966)

Mr. Manuel R. Sylvester    Managing and Executive Partner--Coopers
                           & Lybrand (through 1992)

Dr. Joyce S. Tsunoda       Senior Vice President University of
                           Hawaii and Chancellor for Community
                           Colleges

Mr. David G. Lee           Senior Vice President--SEI Fund
                           Resources

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Shareholders of each Fund will vote separately on matters pertaining solely to that Fund. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders

21

owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders should direct inquiries to Bishop Street Funds at P.O. Box 419721, Kansas City, MO 64141-6721 or by calling 1-800-262-9565.

DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of the High Grade Income, Hawaii Municipal, Money Market, and Treasury Money Market Funds is declared daily and distributed in the form of monthly dividends. The Equity Fund declares and pays such dividends on a quarterly basis. Shareholders of record for the Money Market and Treasury Money Market Funds on the last Business day of each month will be entitled to receive the dividend. Shareholders of record for the High Grade Income, Hawaii Municipal and Equity Funds on the date each dividend is declared will be entitled to receive the dividend. If any net capital gains are realized, they will be distributed by each Fund at least annually.

Shareholders automatically receive all income dividends and capital gains distributions in the form of additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Bishop Street Funds at P.O. Box 419721, Kansas City, MO 64141-6721, at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check, by Federal Reserve wire transfer or ACH.

Dividends and distributions of a Fund are paid on a per-share basis. The value of each share will be reduced by the amount of any such payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountant of the Trust.

CUSTODIAN

Chase Manhattan Bank (the "Custodian"), acts as custodian of the Trust's assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments for the various Funds and the various risk factors associated therewith:

AMERICAN DEPOSITARY RECEIPTS ("ADRs")--ADRs are typically issued by a U.S. financial institution that evidence ownership of underlying securities issued by a foreign issuer. While the Funds expect to invest primarily in sponsored ADRs, a joint arrangement between the foreign issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute Shareholder communications or to pass-through the voting rights on the deposited securities. ADRS are typically listed and traded in the U.S. in the form of American Depositary Shares (ADSs).

ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage

22

assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BANKERS' ACCEPTANCES--Bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

COMMERCIAL PAPER--The term used to designate unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary, generally from a few days to nine months.

CONVERTIBLE SECURITIES--Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

EQUITY SECURITIES--Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FIXED INCOME SECURITIES--The market value of fixed income investments (e.g. bonds, notes, debentures) will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

GNMA PASS-THROUGH SECURITIES--GNMA securities represent participations in mortgage pools. Although GNMA guarantees the timely payment of principal and interest, the market value and yield of these instruments can vary due to interest rate fluctuations and prepayments of underlying mortgages. In addition, any premiums paid to purchase these instruments are not subject to GNMA guarantees. Moreover, although GNMA certificates may offer higher yields than those available from other types of U.S. Government securities, they may not be as effective in "locking in" attractive long-interest rates because of prepayments of the mortgage pools when interest rates decline. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

MORTGAGE-BACKED SECURITIES--Securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. Government agency. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities are also issued by non-

23

governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages ("ARMs").

Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate.

CMOs are debt obligation or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. In the absence of a known maturity, market participants generally refer to an estimated average life as the most appropriate measure of the maturity of a mortgage-backed security. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the estimated average life will be the actual average life.

MUNICIPAL SECURITIES--Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

24

Certain municipal securities are municipal lease revenue obligations (or certificates of participation ("COPs")), which typically provide that the municipality has no obligation to make lease or installment payments in future years unless such amounts are appropriated for such purpose. While the risk of appropriation is inherent to COP financing, this risk is mitigated by the Fund's policy, to invest in COPs that are rated in one of the four highest rating categories used by Moody's, S&P or Fitch, or of equivalent quality, as determined by the Adviser, under guidelines adopted by the Board of Trustees.

Municipal securities may be insured by third parties and may be subject to puts and other enhancements.

OBLIGATIONS OF SUPRANATIONAL ENTITIES-- Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

PARTICIPATION INTERESTS--Participation interests are interests in loans from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership.

RECEIPTS--Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian arranges for the issuance of the receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TRs are interests in accounts sponsored by the U.S. Treasury. Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

REPURCHASE AGREEMENTS--Agreements by which a financial institution agrees to sell a security to a Fund and commits to repurchase the security at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Fund will have actual or constructive possession of the securities as collateral for the repurchase agreement. The Trust bears a risk of loss in the event the other party defaults on its obligations and the Trust is delayed or prevented from exercising its right to dispose of the collateral securities or if the Trust realizes a loss on the sale of the collateral. The Adviser will enter into repurchase agreements on behalf of the Trust only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered loans under the 1940 Act.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS--Investments by money market funds are subject to limitations imposed under regulations adopted by the SEC. These regulations generally require money market funds to acquire only U.S. dollar obligations maturing in 397 days or less and to maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, such funds may acquire only obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of

25

comparable priority and security that have a short-term-rating. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED AND ILLIQUID SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended or an exemption from registration. Illiquid securities are securities which cannot be disposed of in 7 days or less at approximately their carrying value (which is the value given the security by the Fund on its books). The High Grade Income, Hawaii Municipal Bond, and Equity Funds may invest up to 15% of its net assets in illiquid securities. The Money Market and Treasury Money Market Funds may invest up to 10% of their respective net assets in illiquid securities.

Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A Securities are securities that have not been registered under the Securities Act of 1933 but which may be traded between certain qualified institutional investors, including investment companies. Such instruments, while technically restricted, may be deemed by the Adviser to nonetheless be liquid pursuant to guidelines adopted by the Board of Trustees.

RIGHTS--Rights are instruments giving existing shareholders the right to purchase shares of newly issued common stock below the public offering price before they are offered to the public.

SECURITIES LENDING--A Fund may lend the securities in which it is invested, in order to generate additional income, pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities as collateral equal to 102% of the market value at all times of the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

SECURITIES OF FOREIGN ISSUERS--Investment in securities of foreign issuers, may subject the Trust to different risks than those attendant to investments in securities of U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers. Foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

TIME DEPOSITS--Time deposits are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time. Time deposits with a maturity of seven business days or more are considered illiquid.

U.S. GOVERNMENT AGENCY OBLIGATIONS--Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Federal National Mortgage Association).

U.S. TREASURY OBLIGATIONS--Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal

26

book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE/FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED SECURITIES--Securities purchased on a when-issued basis are subject to settlement within 45 days of the purchase date. The price and yield on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are therefore subject to market fluctuation due to changes in market interest rates, and, although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging the Fund's assets. A Fund will maintain with the Custodian a separate account with liquid high grade securities or cash in an amount at least equal to these commitments.

ZERO-COUPON SECURITIES--STRIPS and Receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.......................................          2
Expense Summary...............................          4
Financial Highlights..........................          6
The Trust.....................................          9
Investment Objectives and Policies............          9
General Investment Policies...................         11
Risk Factors..................................         11
Investment Limitations........................         12
Fundamental Policies..........................         12
The Adviser...................................         12
The Sub-Adviser for the Money Market
  and Treasury Money Market Funds.............         13

The Administrator.............................         13
The Transfer Agent............................         14
The Distributor...............................         14
How to Purchase Shares........................         14
Exchange of Shares............................         16
Redemption of Shares..........................         16
Performance...................................         17
Taxes.........................................         18
General Information...........................         20
Description of Permitted Investments and Risk
  Factors.....................................         21

                                                  A FAMILY OF MUTUAL FUNDS
INVESTMENT ADVISER:                         ADVISED BY FIRST HAWAIIAN BANK
FIRST HAWAIIAN BANK
                                                                    BISHOP
DISTRIBUTOR:                                                        STREET
SEI FINANCIAL SERVICES COMPANY                                       FUNDS

--------------------------------------------------------------------------

                                                    HIGH GRADE INCOME FUND
                                                HAWAII MUNICIPAL BOND FUND
                                                               EQUITY FUND
                                                         MONEY MARKET FUND
                                                TREASURY MONEY MARKET FUND


ADVISED BY

[LOGO]                                              [LOGO]

BSF-F-007-01

                              BISHOP STREET FUNDS
                            A FAMILY OF MUTUAL FUNDS

Investment Adviser:

  First Hawaiian Bank

    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's prospectuses dated April 30, 1997. Prospectuses may be obtained through the Distributor, SEI Financial Services Company, Oaks, Pennsylvania 19456.

                               TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                            -----------
The Trust.................................................................................................         S-2
Description of Permitted Investments......................................................................         S-2
Investment Limitations....................................................................................         S-7
The Adviser...............................................................................................         S-8
The Sub-Adviser...........................................................................................         S-8
The Administrator.........................................................................................         S-9
The Distributor...........................................................................................        S-10
Trustees and Officers of the Trust........................................................................        S-10
Reporting.................................................................................................        S-12
Performance...............................................................................................        S-12
Purchase and Redemption of Shares.........................................................................        S-14
Determination of Net Asset Value..........................................................................        S-14
Taxes.....................................................................................................        S-15
Fund Transactions.........................................................................................        S-18
Description of Shares.....................................................................................        S-19
Limitation of Trustees' Liability.........................................................................        S-19
Shareholder Liability.....................................................................................        S-19
5% Shareholders...........................................................................................        S-19
Financial Information.....................................................................................        S-20
Appendix..................................................................................................        S-21

BSF-F-0003-04

                                   THE TRUST

    Bishop Street Funds (the "Trust") is an open-end management investment company organized under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated May 25, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." This Statement of Additional Information relates to the Trust's High Grade Income Fund, Hawaii Municipal Bond Fund, Equity Fund, Money Market Fund and Treasury Money Market Fund (the "Funds").

                      DESCRIPTION OF PERMITTED INVESTMENTS

    The following information supplements the information about permitted investments set forth in the Prospectus for the relevant Fund.

    VARIABLE AMOUNT MASTER DEMAND NOTES--Certain of the Funds may purchase VARIABLE AMOUNT MASTER DEMAND NOTES which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

    GNMA SECURITIES--The High Grade Income Fund and Money Market Fund may invest in SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

    MORTGAGE-BACKED AND ASSET-BACKED SECURITIES--The High Grade Income Fund may invest in MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICS"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family properties).

    Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their PRO RATA portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. Government or any other entity.

    REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

    In addition to mortgage-backed securities, the High Grade Income Fund may invest in ASSET-BACKED SECURITIES, which are securities that represent an interest in a pool of non-mortgage assets, including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-to-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets.

    REPURCHASE AGREEMENTS--REPURCHASE AGREEMENTS are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

    MUNICIPAL SECURITIES--MUNICIPAL NOTES in which the Hawaii Municipal Bond Fund may invest include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The Hawaii Municipal Bond Fund's investments in any of the notes described above will be limited to those obligations which are rated BBB or Baa or better at the time of investment by Standard and Poor's Corporation ("S&P") or Moody's Investor Service, Inc. ("Moody's"), respectively or which, if not rated, are of equivalent quality in the Adviser's judgment.

    MUNICIPAL BONDS in which the Hawaii Municipal Bond Fund may invest must be rated BBB or better by S&P or Baa or better by Moody's at the time of investment or, if unrated, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having such ratings. The Adviser may purchase private activity bonds. Private activity bonds are issued by or on behalf of States or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

    Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Hawaii laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific municipal securities the Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

    Other types of TAX-EXEMPT INSTRUMENTS which are permissible investments for the Hawaii Municipal Bond Fund include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

    The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the High Grade Income, Money Market and Hawaii Municipal Bond Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SPECIAL CONSIDERATIONS RELATING TO HAWAII MUNICIPAL SECURITIES

    The ability of issuers to pay interest on, and repay principal of, Hawaii Municipal Securities may be affected by (1) the general financial condition of the State of Hawaii, (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities, (3) voter initiatives, (4) civil actions and (5) a wide variety of Hawaii laws and regulations.

    FOREIGN SECURITIES--The High Grade Income and Equity Funds may invest in U.S. DOLLAR DENOMINATED OBLIGATIONS OF FOREIGN ISSUERS. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Equity Fund may invest in American Depositary Receipts. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    WHEN-ISSUED SECURITIES--The High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds may invest in WHEN-ISSUED SECURITIES. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    Segregated accounts will be established with the custodian, and the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    LENDING OF PORTFOLIO SECURITIES--Each of the Funds may LEND SECURITIES pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

OTHER INVESTMENTS

    The Funds are not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI"). However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser or the Sub-Adviser.

    The High Grade Income, Hawaii Municipal Bond Fund and Equity Funds may purchase securities of other investment companies as permitted by the Investment Company Act of 1940. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund would own more than 3% of the total voting stock of the company; securities issued by any one investment company represented more than 5% of the Fund's assets; or securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

                             INVESTMENT LIMITATIONS

A Fund may not:

1. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only as to 75% of the Fund's net assets except that this restriction does not apply to the Hawaii Municipal Bond Fund.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) each Fund may enter into repurchase agreements, and (c) the Money Market, Treasury Money Market, High Grade Income, Hawaii Municipal Bond and Equity Funds may engage in securities lending.

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (3) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds (other than the Money Market and Treasury Money Market Funds) may invest in companies which invest in real estate, and in commodities contracts.

7. Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies, except as permitted by the Investment Company Act of 1940 and the rules and regulations thereunder.

10. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

11. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

    No Fund may invest in warrants, except that the Equity Fund may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

    The Money Market and Treasury Money Market Funds will comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

    The foregoing percentages will apply at the time of the purchase of a security.

                                  THE ADVISER

    The Trust and First Hawaiian Bank (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement") dated January 27, 1995. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of .30% of the daily average net assets of the Money Market Fund, .55% of the daily average net assets of the High Grade Income Fund, .35% of the daily average net assets of the Hawaii Municipal Bond Fund, .74% of the daily average net assets of the Equity Fund and .30% of the daily average net assets of the Treasury Money Market Fund.

    For the fiscal years ended December 31, 1995 and 1996, the Funds paid the following advisory fees:

                                                                ADVISORY FEES PAID        ADVISORY FEES WAIVED
                                                             -------------------------  -------------------------
                                                                 1995          1996         1995          1996
                                                             -------------  ----------  -------------  ----------
Hawaii Municipal Bond Fund.................................  $        0     $        0  $   49,931.76  $   78,455
High Grade Income Fund.....................................        *            *             *            *
Equity Fund................................................        *            *             *            *
Treasury Money Market Fund.................................        *        $  189,543        *        $  126,363
Money Market Fund..........................................  $  377,090.24  $  931,000  $  422,799.05  $        0

------------------------

*  Not in operation during such period.

                                THE SUB-ADVISER

    The Adviser has entered into a sub-advisory agreement with Wellington Management Company, LLP ("Sub-Adviser") relating to the Money Market and Treasury Money Market Funds. Under the agreement, the Sub-Adviser is entitled to fees which are calculated daily and paid monthly at an annual rate of .075% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, up to $500 million and .020% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, in excess of $500 million. Such fees are paid by the Adviser and the Sub-Adviser receives no fees directly from these Funds.

    For the fiscal years ended December 31, 1995 and 1996, the Money Market and Treasury Money Market Funds paid the following sub-advisory fees:

                                                              SUB-ADVISORY FEES PAID          SUB-ADVISORY FEES WAIVED
                                                             -------------------------  ------------------------------------
                                                                 1995          1996           1995               1996
                                                             -------------  ----------  -----------------  -----------------
Money Market Fund..........................................  $  199,972.32  $  245,175      $       0          $       0
Treasury Money Market Fund.................................        *        $   78,977          *              $       0

------------------------

*  Not in operation during such period.

                               THE ADMINISTRATOR

    The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement") dated January 27, 1995.

    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

    For the fiscal years ended December 31, 1995 and 1996, the Funds paid the following administrative fees:

                                                            ADMINISTRATIVE FEES PAID   ADMINISTRATIVE FEES WAIVED
                                                            -------------------------  --------------------------
                                                                1995          1996         1995          1996
                                                            -------------  ----------  ------------  ------------
Hawaii Municipal Bond Fund................................  $        0     $        0   $ 15,374.15   $   44,816
High Grade Income Fund....................................        *            *            *             *
Equity Fund...............................................        *            *            *             *
Treasury Money Market Fund................................        *        $  105,303       *         $  105,000
Money Market Fund.........................................  $  533,244.01  $  326,909   $      0      $  326,909

------------------------

*  Not in operation during such period.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator. SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., 1784 Funds-Registered Trademark-, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds STI Classic Variable Trust and TIP Funds.

    The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of .20% of average daily net assets of each of the Funds.

                                THE DISTRIBUTOR

    SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as a distributor. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

    Each Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

    For the fiscal year ended December 31, 1995, the Hawaii Municipal Bond Fund incurred no distribution fees and the Money Market Fund incurred $1,185 in distribution fees.

    As of the fiscal year ended December 31, 1995, the High Grade Income, Equity and Treasury Money Market Funds had not commenced operations.

    For the fiscal year ended December 31, 1996, the Funds incurred the following distribution expenses:

                                                   AMOUNT PAID
                                                     TO 3RD                                         PROSPECTUS
                                                     PARTIES                                        PRINTING &       COSTS
                                                   BY SFS FOR                                      MAILING COSTS  ASSOCIATED
                                                   DISTRIBUTOR                                         (NEW          WITH
                                                     RELATED          SALES                        SHAREHOLDERS   REGISTRATION
                                        TOTAL       SERVICES        EXPENSES        ADVERTISING        ONLY)         FEES
PORTFOLIO                            ($ AMOUNT)    ($ AMOUNT)      ($ AMOUNT)       ($ AMOUNT)      ($ AMOUNT)    ($ AMOUNT)
-----------------------------------  -----------  -------------  ---------------  ---------------  -------------  -----------
Money Market Fund..................   $ 103,903     $   3,584       $       0        $       0       $  28,413     $  71,905
Treasury Money Market Fund.........   $  76,065     $       0       $       0        $       0       $  13,672     $  62,393
High Grade Income Fund.............       *             *               *                *               *             *
Hawaii Municipal Bond Fund.........   $  12,821     $       0       $       0        $       0       $   1,948     $  10,873
Equity Fund........................       *             *               *                *               *             *

------------------------

*  Not in operation during such period.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

    *MARTIN ANDERSON (DOB 11/16/23)--Trustee--P.O. Box 3196, Honolulu, HI, Attorney, Goodsill, Anderson, Quinn & Stifel since 1951.

    *PHILIP H. CHING (DOB 01/11/31)--Trustee--1700 Palaau St., Honolulu, HI. Vice Chairman First Hawaiian Bank (banking) since 1958 to 1996.

    SHUNICHI KIMURA (DOB 03/15/30)--Trustee--34 Lilinoe St., Hilo, HI. Judge -- State of Hawaii Judiciary from May, 1974 to April, 1994. Regent--University of Hawaii (1995-1996); Mayor--County of Hawaii (1968 to 1974); Chairman and Chief Executive of the County of Hawaii (1964-1968).

    MANUAL R. SYLVESTER (DOB 06/20/30)--Trustee--1487 Hiikala Place #35, Honolulu, HI. Retired since 1992. Executive Partner (April, 1992 to September,
1992) and Managing Partner (July, 1978 to March, 1992) Coopers and Lybrand, Certified Public Accounting.

    JOYCE S. TSUNODA (DOB 01/01/38)--Trustee--1814 Hoolehua Street, Pearl City, HI 96782. Administrator University of Hawaii since 1974. Senior Vice President--University of Hawaii and Chancellor for Community Colleges.

    *WILLIAM S. RICHARDSON (DOB 12/22/19)--Trustee--3335 Loulu Street, Honolulu, HI. Trustee, Kamehameha Schools Bishop Estate (charitable educational trust) from 1982 to 1992.

    *DAVID G. LEE (DOB 04/16/52)--Trustee, President and Chief Executive Officer--Senior Vice President of the Administrator and the Distributor since 1993. Vice President of the Administrator and the Distributor since 1991. President, G.W. Sierra Trust Funds prior to 1991.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President, General Counsel and Assistant Secretary of SEI, the Administrator and Distributor since 1994. Vice President of SEI, the Administrator and Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1800 M. Street, N.W., Washington, D.C. 20036, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

    KATHRYN L. STANTON (DOB 11/19/58)--Vice President and Assistant Secretary, Deputy General Counsel--Vice President, Assistant Secretary of SEI, the Administrator and Distributor, since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) 1989-1994.

    TODD CIPPERMAN (DOB 02/14/66)--Vice President, Assistant Secretary--Vice President, Assistant Secretary of SEI, the Administrator and Distributor since May, 1995, Associate, Dewey Ballantine (law firm) 1994-1995, Associate, Winston & Strawn (law firm) 1991-1995.

    JOSEPH LYDON (DOB 09/27/59)--Vice President, Assistant Secretary--Director of Business Administration, SEI Corporation since April, 1995; Vice President of Fund Group, Vice President of the Advisor--Dreman Value Management, LP, President of Dreman Financial Services, Inc. 1989-1995.

    STEPHEN G. MEYER (DOB 07/12/65)--Controller, Chief Financial Officer--Vice President and Controller of SEI Funds Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers & Lybrand, 1990-1992.

                                         AGGREGATE            PENSION OR           ESTIMATED      TOTAL COMPENSATION FROM
                                       COMPENSATION       RETIREMENT BENEFITS       ANNUAL      REGISTRANT AND FUND COMPLEX
                                      FROM REGISTRANT       ACCRUED AS PART      BENEFITS UPON   PAID TO DIRECTORS FOR FYE
NAME OF PERSON AND POSITION          FOR FYE 12/31/96      OF FUND EXPENSES       RETIREMENT              12/31/96
-----------------------------------  -----------------  -----------------------  -------------  ----------------------------
Martin Anderson, Trustee*..........      $  10,000             $       0              $0        $10,000 for services on 1
                                                                                                board
Philip H. Ching, Trustee*..........            N/A             $       0              $0        $10,000 for services on 1
                                                                                                board
Shunichi Kimura, Trustee...........      $  10,000             $       0              $0        $10,000 for services on 1
                                                                                                board
Manuel R. Sylvester, Trustee.......      $  10,000             $       0              $0        $10,000 for services on 1
                                                                                                board
Joyce S. Tsunoda, Trustee..........      $  10,000             $       0              $0        $10,000 for services on 1
                                                                                                board
William S. Richardson, Trustee*....      $  10,000             $       0              $0        $10,000 for services on 1
                                                                                                board
David G. Lee, Trustee*.............            N/A             $       0              $0        $0 for services on 1 board

------------------------------

* Messrs. Lee, Ching, Anderson and Richardson are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the Investment Company Act of 1940.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                   REPORTING

    The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other Shareholder reports to Shareholders of record.

                                  PERFORMANCE

    YIELDS. Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth below and differences in the methods used in valuing portfolio instruments.

    The yield of a money market fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a money market fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

    MONEY MARKET FUND YIELDS. From time to time the Money Market and Treasury Money Market Funds advertise their "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of these Funds refers to the income generated by an investment in the Funds over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

    The current yield of the Money Market and Treasury Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of these Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1) 365/7)-1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    For the seven-day period ended December 31, 1996, the seven-day yield and seven-day effective yield for the Money Market Fund were 5.02% and 5.15%, respectively.

    For the seven-day period ended December 31, 1996, the seven-day yield and seven-day effective yield for the Treasury Money Market Fund were 5.03% and 5.15%, respectively.

    OTHER YIELDS. The Hawaii Municipal Bond Fund and the High Grade Income Fund may advertise a 30-day yield. The Hawaii Municipal Bond Fund also may advertise 30-day tax-equivalent yield. Tax equivalent yields are computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal and state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of Federal income taxes at a rate of 31% and Hawaii income taxes at a rate of 10%.) These figures will be based on historical earnings and are not intended to indicate future performance. The 30-day yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = (2 (a-b/cd + 1)6-1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Tax equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated federal and state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

    For the 30-day period ended December 31, 1996, the 30-day yield and 30-day tax equivalent yield for the Hawaii Municipal Bond Fund were 5.31% and 7.70%, respectively. As of the fiscal year ended December 31, 1996, the High Grade Income and Equity Funds had not commenced operations.

    TOTAL RETURN. From time to time, certain of the Funds may advertise total return on an "average annual total return" basis and on an "aggregate total return" basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over a particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.

    The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period.

                                     AVERAGE ANNUAL TOTAL
              FUND                  RETURN SINCE INCEPTION
---------------------------------  ------------------------
Money Market Fund                             5.38%
Treasury Money Market Fund                    5.08%
Hawaii Municipal Bond Fund                    7.28%

    The Funds' performance may from time to time be compared to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services), financial and business publications and periodicals, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capitals markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk vs. reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

    The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                       PURCHASE AND REDEMPTION OF SHARES

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange and the Federal Reserve wire system are open for business except for Hawaii state banking holidays. Currently, the weekdays on which the Trust is closed for business are: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Martin Luther King Day, Columbus Day, Veteran's Day, Kuhio Day, Kamehameha Day, Admission Day and Election Day.

    It is the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value per share of the Money Market and Treasury Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price these Funds would receive if they sold the instrument. During periods of declining interest rates, the daily yield of these Funds may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by these Funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in these Funds would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in these Funds would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Money Market and Treasury Money Market Funds' use of amortized cost and the maintenance of these Funds' net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the Investment Company Act of 1940, provided that certain conditions are met. These conditions currently require that the Funds maintain a dollar-weighted average maturity of 90 days or less, not purchase any instrument having a remaining maturity of more than 397 days, and will limit their investments to those U.S. dollar-denominated instruments which the Trustees determine to present minimal credit risks and which are of "eligible" quality. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for these Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds' amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if these Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of these Funds in each Shareholder's account and to offset each Shareholder's PRO RATA portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends.

    The securities of the Equity, Hawaii Municipal Bond and High Grade Income Funds are valued pursuant to prices and valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain income tax considerations generally affecting a Fund and its Shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

FEDERAL INCOME TAX

ALL FUNDS

    In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks, securities or certain other investments held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    A dividends received deduction is available to corporations that receive dividends from domestic corporations. Dividends paid by an equity fund will be eligible for the dividends received deduction for corporate shareholders to the extent they are derived from dividends from domestic corporations and to the extent that the respective security has been held for at least five days. Equity Fund Shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction.

    Dividends received from other funds, e.g., money market or fixed income funds, will not be eligible for the dividends received deduction. Individual shareholders are not entitled to the dividends received deduction regardless of which fund paid the dividend.

    Any gain or loss recognized on a sale or redemption of shares of any Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. Any loss recognized by a Shareholder upon the sale or redemption of shares of any Fund held for six months or less, however, will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

    Interest on indebtedness incurred by Shareholders to purchase or carry shares of the fund will not be deductible for federal income tax purposes to the extent the Fund distributes exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States may be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85 percent of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

ADDITIONAL CONSIDERATION FOR HAWAII MUNICIPAL BOND FUND

    As noted in the Prospectus, exempt interest dividends are generally excludable from a Shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26-28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers only).

Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

    If a Fund should fail to qualify as a regulated investment company for any taxable year, the Fund would pay tax on its taxable investment income and capital gains at regular corporate rates without any deductions for amounts distributed to Shareholders. In addition, all of the Fund's distributions to Shareholders would be taxable as ordinary income and would qualify for the corporate dividends received deduction in the case of corporate shareholders.

    The Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development bonds or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility financed by the proceeds of such bonds in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of either Fund.

    Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of such issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon state and local law, distributions by the Funds to Shareholders and the ownership of shares may be subject to state and local taxes.

    Many states allow income received from certain United States Government obligations that is tax exempt when received directly to be tax exempt when received as income dividends from an investment company. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income dividend be derived from state tax-exempt interest before any portion of the income dividends may be exempt. The Funds will inform Shareholders annually of the percentage of income that is derived from direct United States Government obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

HAWAII TAXATION

    The State of Hawaii has specifically adopted Sections 852 through 855 of the Internal Revenue Code of 1986, as amended (the "Code"), which provisions provide for pass-through treatment of exempt interest dividends and capital gains, i.e., distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their original character in the hands of shareholders. As the State of Hawaii's Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders which are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least fifty percent (50%) of the Hawaii Municipal Bond Fund's assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Department of Taxation has confirmed that interest income on obligations issued by the U.S. government and its territories is exempt from State of Hawaii income taxation.

                               FUND TRANSACTIONS

    Subject to policies established by the Trustees, the Adviser (and, where applicable, the Sub-Adviser) are responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Adviser to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

    The Trust does not expect to use one particular dealer, but subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation.

    These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker/dealers, including the Distributor, in connection with such broker/dealer's payment of certain of the Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since the Trust does not market its shares through intermediary broker-dealers, it is not the Trust's practice to allocate brokerage business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    For the fiscal year ended December 31, 1996, the portfolio turnover rate for the Hawaii Municipal Bond Fund was 27.41%. As of December 31, 1996, the High Grade Income and Equity Funds had not commenced operations.

    For the Trust's fiscal year ended December 31, 1996, no brokerage fees were paid.

                             DESCRIPTION OF SHARES

    The Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares of each series. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds, Shareholders have no preemptive rights. The Agreement and Declaration of Trust provide that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                                5% SHAREHOLDERS

    As of April 4, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds.

                        BISHOP STREET MONEY MARKET FUND

           NAME AND ADDRESS               NUMBER OF SHARES     PERCENT OF FUND
---------------------------------------  -------------------  -----------------
First Hawaiian Bank                           251,491,543.13          98.41%
Asset Management Div.
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708

                      BISHOP STREET HIGH GRADE INCOME FUND

           NAME AND ADDRESS              NUMBER OF SHARES   PERCENT OF FUND
---------------------------------------  -----------------  ---------------
First Hawaiian Bank                          2,449,818.67         100.00%
Asset Management Div.
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708

                    BISHOP STREET HAWAII MUNICIPAL BOND FUND

           NAME AND ADDRESS              NUMBER OF SHARES    PERCENT OF FUND
---------------------------------------  -----------------  -----------------
First Hawaiian Bank                         1,017,493.445           39.80%
Asset Management Div.
Attn: Biship Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708

First Hawaiian Bank                           671,421.934           26.26%
Asset Management Div.
Attn: Biship Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708

                    BISHOP STREET TREASURY MONEY MARKET FUND

           NAME AND ADDRESS              NUMBER OF SHARES   PERCENT OF FUND
---------------------------------------  -----------------  ---------------
First Hawaiian Bank                        201,452,581.75         100.00%
Trust and Investments Div.
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708

                           BISHOP STREET EQUITY FUND

           NAME AND ADDRESS              NUMBER OF SHARES   PERCENT OF FUND
---------------------------------------  -----------------  ---------------
First Hawaiian Bank                         5,744,093.679         100.00%
Asset Management Div.
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI 96811-3708

                             FINANCIAL INFORMATION

    The Trust's financial statements for the fiscal year ended December 31, 1996, including notes thereto and the report of Coopers & Lybrand L.L.P. thereon, are herein incorporated by reference. A copy of the 1996 Annual Report must accompany the delivery of this Statement of Additional Information.